ING FUNDS TRUST

ING Classic Money Market Fund

ING Institutional Prime Money Market Fund

(each a “Fund” and collectively “Funds”)

Supplement dated May 28, 2010

to ING Classic Money Market Fund’s Class A, Class B and Class C Prospectus

(“Prospectus”) dated July 31, 2009

and to ING Institutional Prime Money Market Fund’s Institutional Class (“Class I”) and

Institutional Service Class (“Class IS”) Prospectus (“Prospectus”) dated July 31, 2009

Effective June 30, 2010, each Fund’s Prospectus is hereby amended as follows:

The last sentence of the second paragraph of the section entitled “Principal Investment Strategies” found on page 10 of ING Classic Money Market Fund’s Class A, Class B and Class C Prospectus and on page 2 of ING Institutional Prime Money Market Fund’s Class I and Class IS Prospectus is hereby deleted and replaced with the following:

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average life to maturity will not exceed 120 days.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING FUNDS TRUST

ING Classic Money Market Fund

ING Institutional Prime Money Market Fund

(each a “Fund” and collectively “Funds”)

Supplement dated May 28, 2010

to ING Classic Money Market Fund’s Class A, Class B and Class C

Statement of Additional Information (“SAI”) dated July 31, 2009 and to ING Institutional Prime Money Market Fund’s SAI dated July 31, 2009

Effective May 28, 2010, each Fund’s SAI is hereby amended as follows:

1.	Footnotes 8, 20 and 23 to the table in the section entitled “Supplemental Description of Fund Investments and Risks – Investments, Investment Strategies and Risks” found on page 7 of ING Classic Money Market Fund’s SAI are hereby deleted and replaced with the following:

8	Guaranteed Investment Contracts are considered illiquid, therefore, investments in Guaranteed Investment Contracts, together with other instruments invested in by a Fund which are not readily marketable, may not exceed 15% (5% in the case of Classic Money Market Fund) of a Fund’s net assets.

20	Classic Money Market Fund may not invest more than 5% of its net assets, and other Funds may not invest more than 15% of their net assets in illiquid securities, measured at the time of investment.

23	GNMA Income Fund may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. government (including Treasury Bills, Notes or Bonds) or Government National Mortgage Association Certificates. No more than 10% of GNMA Income Fund’s assets may be invested in repurchase agreements, which mature in more than 7 days. Classic Money Market Fund may not invest more than 5% of its net assets, and other Funds may not invest more than 15% of their net assets in illiquid securities, measured at the time of investment.

Footnote 2 to the table in the section entitled “Supplemental Description of Fund Investments and Risks – Investments, Investment Strategy and Risks” found on page 4 of ING Institutional Prime Money Market Fund’s SAI is hereby deleted and replaced with the following:

(2)	These investments are subjected to the Fund’s limitation on investments in illiquid securities. The Fund may not invest more than 5% of its net assets in illiquid securities, measured at the time of investment.

2.	The third paragraph of the sub-section entitled “Restrictions on Foreign Investments” of the section entitled “International Debt Securities” found on page 12 of ING Classic Money Market Fund’s SAI is hereby deleted and replaced with the following:

Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of a Fund’s net assets (10% in the case of

Classic Money Market Fund) may be comprised, in the aggregate, of assets that are subject to material legal restrictions on repatriation, or for all Funds, except Classic Money Market Fund, invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund. For example, funds may be withdrawn from the People’s Republic of China only in United States or Hong Kong dollars and only at an exchange rate established by the government once each week.

The third paragraph of the sub-section entitled “Restrictions on Foreign Investments” of the section entitled “International Debt Securities” found on page 7 of ING Institutional Prime Money Market Fund’s SAI is hereby deleted and replaced with the following:

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 10% of the Fund’s net assets may be comprised, in the aggregate, of assets that are subject to material legal restrictions on repatriation. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in United States or Hong Kong dollars and only at an exchange rate established by the government once each week.

3.	The section entitled “Restricted and Illiquid Securities” found on page 39 of ING Classic Money Market Fund’s SAI is renamed “Restricted Securities, Illiquid Securities, and Liquidity Requirements.” Additionally, the first sentence of the first paragraph of this section is hereby deleted and replaced with the following:

Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately the value ascribed to it by a Fund.

The section entitled “Restricted and Illiquid Securities” found on page 26 of ING Institutional Prime Money Market Fund’s SAI is renamed “Restricted Securities, Illiquid Securities, and Liquidity Requirements.” Additionally, the second sentence of the first paragraph of this section is hereby deleted and replaced with the following:

Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately the value ascribed to it by the Fund.

4.	The following paragraph is added to the newly entitled section “Restricted Securities, Illiquid Securities, and Liquidity Requirements” of each Fund’s SAI:

Rule 2a-7 under the 1940 Act has certain liquidity requirements which are applicable to ING Money Market Funds. ING Money Market Funds are required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Funds’ obligations under the 1940 Act and any commitments the ING Money Market Funds have made to shareholders; provided, however, that: (i) the Funds may not acquire any illiquid security if, immediately after the acquisition, the Funds would have invested more than 5% of their total assets in illiquid securities; (ii) the Funds may not acquire any security other than cash, direct obligations of the U.S. government, or securities that will mature or are subject to a demand feature that is exercisable and payable within one (1) business day (“Daily Liquid Assets”) if, immediately after the acquisition, the Fund would have invested less than 10% of their total assets in Daily Liquid Assets; and (iii) the Funds shall not acquire any security other than cash, direct obligations of the U.S. government, certain government securities that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity date of 60 days or less, or securities that will mature or are subject to a demand feature that is exercisable and payable within five (5) business days (“Weekly Liquid Assets”) if, immediately after the acquisition, the Funds would have invested less than 30% of their total assets in Weekly Liquid Assets.

5.	The second sentence of the first paragraph of the section entitled “Repurchase Agreements” found on page 41 of ING Classic Money Market Fund’s SAI is hereby deleted and replaced with the following:

Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 and with respect to Classic Money Market Fund, Rule 2a-7 under the 1940 Act, at all times.

The second sentence of the first paragraph of the section entitled “Repurchase Agreements” found on page 28 of ING Institutional Prime Money Market Fund’s SAI is hereby deleted and replaced with the following:

Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 and Rule 2a-7 under the 1940 Act, at all times.

6.	The third paragraph of the section entitled “Investment Restrictions – High Yield Bond Fund, Intermediate Bond Fund and Classic Money Market Fund” found on page 49 of ING Classic Money Market Fund’s SAI is hereby deleted and replaced with the following:

Each Fund may not invest more than 15%, 5% in the case of Classic Money Market Fund, of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days’ notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

7.	The first paragraph of the sub-section entitled “Redemptions” of the section entitled “Additional Purchase and Redemption Information – Class A, Class B, Class C, Class I, Class R and Class W Shares Only” found on page 85 of ING Classic Money Market Fund’s SAI is hereby deleted and replaced with the following:

Payment to shareholders for shares redeemed will be made within seven days after receipt by a Fund’s Transfer Agent of the written request in proper form, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable; or (ii) it is not reasonably practical for a Fund to determine fairly the value of its net assets; or (c) for such other period as the SEC may permit by rule or by order for the protection of a Fund’s shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

The first paragraph of the sub-section entitled “Redemptions” of the section entitled “Additional Purchase and Redemption Information” found on page 56, of ING Institutional Prime Money Market Fund’s SAI is hereby deleted and replaced with the following:

Payment to shareholders for shares redeemed will be made available the same business day by wire, provided your redemption request is received in good order by 5:30 p.m. Eastern time. Otherwise, your redemption proceeds will be paid on the next business day. The Fund reserves the right to postpone the payment of any redemption for up to seven (7) business day after the acceptance of the redemption order and may postpone payment longer during any period when: (a) trading on the New York Stock Exchange (“NYSE”) is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) the Fund chooses to close at or prior to the Bond Market Association (“BMA”) recommended closing time; (c) an emergency exists as determined by the SEC, as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable; or (ii) it is not reasonable practical for the Fund to determine fairly the value of its net assets; or (d) for such other period as the SEC may permit by rule or by order for the protection of the Fund’s shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to fifteen (15) days or longer.

Effective June 30, 2010, each Fund’s SAI is hereby amended as follows:

1.	The second paragraph of the section entitled “Net Asset Value – Classic Money Market Fund” found on page 95 of ING Classic Money Market Fund’s SAI and the third paragraph of the section entitled “Net Asset Value” found on page 59 of ING Institutional Prime Money Market Fund’s SAI are hereby deleted and replaced with the following:

The Fund’s use of amortized cost and the maintenance of the Fund’s per share net value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, the Fund must maintain a dollar-weighted average portfolio maturity of sixty (60) days or less, maintain a dollar-weighted average maturity to life of one hundred (120) days, or purchase only instruments having remaining maturities of 397 days or less (as determined in accordance with maturity shortening provisions of the Rule), and invest only in securities which are determined by the Board to present minimal credit risks and which are of high quality as required by the Rule, or in the case of any instrument not so rated, considered by the Board to be of comparable quality.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE